UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2004

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

    [Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT

                          SERVING INVESTORS SINCE 1984

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST

               ---------------------------------------------------

               380 MADISON AVENUE, SUITE 2300 o NEW YORK, NY 10017
                           800-228-7496 o 212-697-6666

    [Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                               SEMI-ANNUAL REPORT

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

    FACE
   AMOUNT      COMMERCIAL PAPER (19.7%)                                                  VALUE
------------   -----------------------------------------------------------------     -------------
               BANKS (8.3%)
$ 20,000,000   Abbey National North America LLC, 1.74%, 11/19/04 ...............     $  19,952,633
  19,000,000   Societe Generale N.A., Inc., 1.69%, 12/10/04 ....................        18,937,564
                                                                                     -------------
                                                                                        38,890,197
                                                                                     -------------

               BROKERAGE (3.9%)
  18,000,000   Goldman Sachs & Co., 1.09%, 12/20/04 ............................        17,956,400
                                                                                     -------------

               FINANCE (4.3%)
  20,000,000   General Electric Capital Corp., 1.80%, 12/14/04 .................        19,926,000
                                                                                     -------------

               INSURANCE (3.2%)
  15,000,000   Prudential Funding LLC, 1.53%, 10/21/04 .........................        14,987,250
                                                                                     -------------
                 Total Commercial Paper ........................................        91,759,847
                                                                                     -------------

               CORPORATE NOTE (3.2%)
               INSURANCE (3.2%)
  15,000,000   Peoples Benefit Life Insurance, Variable Rate Note, 1.81%,
                 10/01/04 (b) ..................................................        15,000,000
                                                                                     -------------

               U.S. GOVERNMENT AGENCIES  (77.1%)
               FEDERAL FARM CREDIT BANK  (15.1%)
  70,000,000   1.65%, 10/01/04 .................................................        70,000,000
                                                                                     -------------

               FEDERAL HOME LOAN BANK  (62.0%)
  35,000,000   1.54%, 10/01/04 .................................................        35,000,000
  40,000,000   1.51%, 10/06/04 .................................................        39,991,610
  12,615,000   3.625%, 10/15/04 ................................................        12,626,508
  35,000,000   1.74%, 10/22/04 .................................................        34,964,475
  15,000,000   1.55%, 10/27/04 .................................................        14,983,154
  25,000,000   1.71%, 11/05/04 .................................................        24,958,438
  35,000,000   1.62%, 11/19/04 .................................................        34,922,587
  30,000,000   1.68%, 12/03/04 .................................................        29,911,800
  12,000,000   1.67%, 12/08/04 .................................................        11,962,260
  25,000,000   1.92%, 02/25/05 .................................................        24,804,408

$ 25,000,000   1.94%, 03/11/05 .................................................     $  24,783,433
                                                                                     -------------
                                                                                       288,908,673
                                                                                     -------------
                  Total U.S. Government Agencies ...............................       358,908,673
                                                                                     -------------

   SHARES      INVESTMENT COMPANY  (0.1%)
------------   -----------------------------------------------------------------
     537,363   One Group Government Money Market Fund,
                 Institutional Shares ..........................................           537,363
                                                                                     -------------

               Total Investments (Amortized Cost $466,205,883) (a)      100.1%         466,205,883
               Other assets less liabilities .....................       (0.1)            (354,732)
                                                                        -----        -------------
               Net assets ........................................      100.0%       $ 465,851,151
                                                                        =====        =============

(a) Cost for Federal tax purposes is identical.

(b) Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at September 30, 2004, and the maturity date reflects the next rate change date.

                 See accompanying notes to financial statements

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                          RATING
    FACE                                                                  MOODY'S/
   AMOUNT      MUNICIPAL BONDS (100.0%)                                     S&P           VALUE
------------   ------------------------------------------------------    ----------   -------------
               COLORADO (4.1%)
$  6,400,000   Colorado Housing & Financial Authority Revenue
                 Bonds, Class I, Series A-1, Weekly Reset VRDO*,
                 SPA: FHLB, 1.70%, 10/01/30 ..........................   VMIG1/A-1+   $   6,400,000
                                                                                      -------------
               HAWAII (24.9%)
  17,300,000   Department of Budget and Finance of the State of
                 Hawaii Special Purpose Revenue Bonds
                 (The Queen's Health System), Series A,
                 Weekly Reset VRDO*, SPA: Bank of Nova
                 Scotia, 1.68%, 07/01/26 .............................   VMIG1/A-1       17,300,000
   5,000,000   Hawaii State, Airports System Revenue Bonds,
                 Weekly Reset VRDO*, LOC: Societe
                 Generale, 1.72%, 07/01/13 ...........................   VMIG1/A-1+       5,000,000
   4,000,000   Hawaii State, Housing Finance & Development Corp.
                 Revenue  Bonds, (Affordable Rental Housing
                 Program),  Series A, Weekly Reset VRDO*, LOC:
                 Banque Nationale Paris, 1.70%, 07/01/27 .............    VMIG1/NR        4,000,000
   4,000,000   Hawaii State, Housing Finance & Development Corp.
                 Revenue Bonds (Rental Housing System), Series 89 A,
                 Weekly Reset VRDO*, LOC: Banque Nationale
                 Paris, 1.64%, 07/01/24 ..............................    VMIG1/NR        4,000,000
   8,500,000   Honolulu City & County, HI Multifamily Housing
                 Revenue Bonds (Moanalua Hillside Apartments), AMT,
                 Weekly Reset VRDO*, LOC:
                 FNMA, 1.74%, 09/15/32 ...............................     NR/A-1+        8,500,000
                                                                                      -------------
                                                                                         38,800,000
                                                                                      -------------
               IDAHO (2.5%)
   3,950,000   Idaho Health Facilities Authority Revenue Bonds
                 (St. Lukes Regional Medical Center Project),
                 Daily Reset VRDO*, LOC: Harris Trust &
                 Savings Bank, 1.72%, 05/01/22 .......................    VMIG1/NR        3,950,000
                                                                                      -------------

               ILLINOIS (10.3%)
$  3,000,000   Chicago, IL General Obligation Bonds, Series B,
                 Weekly Reset VRDO*, FGIC Insured,
                 1.70%, 01/01/37 .....................................   VMIG1/A-1+   $   3,000,000
   6,800,000   Chicago, IL Metropolitan Water Reclamation
                 District-Greater Chicago General Obligation
                 Bonds, Series A, Weekly Reset VRDO*, SPA:
                 Bank of America, 1.67%, 12/01/31 ....................   VMIG1/A-1+       6,800,000
   6,300,000   Illinois Development Finance Authority Revenue
                 Bonds (YMCA of Metro Chicago Project), Daily
                 Reset VRDO*, LOC: Harris Trust & Savings
                 Bank, 1.72%, 06/01/29 ...............................     NR/A-1+        6,300,000
                                                                                      -------------
                                                                                         16,100,000
                                                                                      -------------
               INDIANA (1.1%)
   1,680,000   Indianapolis, IN Economic Development Revenue
                 Bonds (Jewish  Federation Campus), Weekly
                 Reset VRDO*, LOC: Fifth Third Bank,
                 1.67%, 04/01/05 .....................................   VMIG1/NR         1,680,000
                                                                                      -------------
               MICHIGAN (4.4%)
   5,410,000   Eastern Michigan University,
                 MI University Revenue Bonds,
                 Daily Reset VRDO*, FGIC Insured,
                 1.72%, 06/01/27 .....................................    NR/A-1+         5,410,000
   1,400,000   Northern Michigan University Revenue Bonds,
                 Daily Reset VRDO*, FGIC Insured,
                 1.72%, 06/01/31 .....................................   VMIG1/A-1+       1,400,000
                                                                                      -------------
                                                                                          6,810,000
                                                                                      -------------
               MINNESOTA (3.1%)
   3,875,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                 Light Co. Project), Series A, Daily Reset VRDO*,
                 LOC: ABN Amro Bank N.V., 1.72%, 06/01/20 ............     NR/A-1+        3,875,000
     200,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                 Light Co. Project), Series B, Daily Reset VRDO*,
                 LOC: ABN Amro Bank N.V., 1.72%, 06/01/13 ............     NR/A-1+          200,000

$    800,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                 Light Co. Project), Series C, Daily Reset VRDO*,
                 LOC: ABN Amro Bank N.V., 1.72%, 06/01/13 ............     NR/A-1+    $     800,000
                                                                                      -------------
                                                                                          4,875,000
                                                                                      -------------
               MISSOURI (14.9%)
   5,935,000   Kansas City, MO Industrial Development Authority
                 Revenue Bonds, (Ewing Marion Kaufman
                 Foundation), Daily Reset VRDO*,
                 1.72%, 04/01/27 .....................................     NR/A-1+        5,935,000
     975,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (St. Louis University),
                 Series A, Daily Reset VRDO*, SPA: Bank of
                 America N.A., 1.77%, 10/01/09 .......................   VMIG1/A-1+         975,000
   5,355,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (St. Louis University),
                 Series B, Daily Reset VRDO*, SPA: Bank of
                 America N.A., 1.77%, 10/01/24 .......................   VMIG1/A-1+       5,355,000
   2,800,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (Washington University),
                 Series C, Daily Reset VRDO*, SPA: JP Morgan
                 Chase Bank, 1.63%, 09/01/30 .........................   VMIG1/A-1+       2,800,000
   1,000,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (Washington University),
                 Series C, Daily Reset VRDO*, SPA: JP Morgan
                 Chase Bank, 1.63%, 03/01/40 .........................   VMIG1/A-1+       1,000,000
   2,100,000   Missouri State, Health & Educational Facilities
                 Authority Revenue Bonds (Washington University),
                 Series D, Daily Reset VRDO*, SPA: JP Morgan
                 Chase Bank, 1.63%, 09/01/30 .........................   VMIG1/A-1+       2,100,000
   5,000,000   University of Missouri, Curators of the University of
                 Missouri System Facilities Revenue Bonds, Series A,
                 Daily Reset VRDO*, 1.72%, 11/01/32 ..................   VMIG1/A-1+       5,000,000
                                                                                      -------------
                                                                                         23,165,000
                                                                                      -------------

               MONTANA (3.6%)
$  5,620,000   Montana State, Health Facilities Authority Revenue
                 Bonds, Series A, Weekly Reset VRDO*, FGIC
                 Insured, SPA: Wells Fargo, 1.69%, 12/01/15 ..........   VMIG1/A-1+   $   5,620,000
                                                                                      -------------
               NEVADA (4.4%)
   6,800,000   Clark County, NV Airport Revenue Bonds, Series C,
                 Weekly Reset VRDO*, FGIC Insured, SPA:
                 Landesbank Baden-Wurttm, 1.66%, 07/01/29 ............   VMIG1/A-1+       6,800,000
                                                                                      -------------
               NEW YORK (4.5%)
   6,000,000   Long Island, NY Power Authority Revenue Bonds,
                 Series 1A, Weekly Reset VRDO*, LOC:
                 Bayerische Landesbank, 1.68%, 05/01/33 ..............   VMIG1/A-1+       6,000,000
   1,000,000   New York, NY City Transitional Finance Authority
                 Revenue Bonds, Series 3, Daily Reset VRDO*,
                 SPA: Bank of New York, 1.71%, 11/01/22 ..............   VMIG1/A-1+       1,000,000
                                                                                      -------------
                                                                                          7,000,000
                                                                                      -------------
               NORTH CAROLINA (5.8%)
   5,070,000   Concord, NC Utility Systems Revenue Bonds, Series
                 B, Weekly Reset VRDO*, FSA Insured, SPA:
                 Wachovia Bank, 1.66%, 12/01/22 ......................    VMIG1/NR        5,070,000
               Durham, NC General Obligation Bonds (Public
                 Improvement Project), Weekly Reset VRDO*,
                 SPA: Wachovia Bank of North Carolina,
   1,150,000      1.70%, 02/01/09 ....................................    VMIG1/A-1       1,150,000
   1,270,000      1.32%, 02/01/12 ....................................    VMIG1/A-1       1,270,000
   1,475,000      1.70%, 02/01/13 ....................................    VMIG1/A-1       1,475,000
                                                                                      -------------
                                                                                          8,965,000
                                                                                      -------------
               OHIO (2.4%)
   3,675,000   Ohio Housing Finance Agency Mortgage Revenue
                 Bonds (Residential Mortgage), Series E-AMT,
                 Weekly Reset VRDO*, SPA:FHLB,
                 1.73%, 09/01/34 .....................................    VMIG1/NR        3,675,000
                                                                                      -------------
               TEXAS (4.4%)
   6,800,000   Texas State, TX Turnpike Authority Central System
                 Revenue Bonds, Series B, Weekly Reset VRDO*,
                 AMBAC Insured, SPA: Bank of Nova Scotia,
                 1.66%, 08/15/42 .....................................    Aaa/A-1         6,800,000
                                                                                      -------------

               UTAH (2.0%)
$  3,150,000   University of Utah, Auxiliary & Campus Facilities
                 Revenue Bonds, Series A, Weekly Reset VRDO*,
                 SPA: Bank of Nova Scotia, 1.70%, 04/01/27 ...........   VMIG1/A-1    $   3,150,000
                                                                                      -------------
               VIRGINIA (3.8%)
   6,000,000   University of Virginia Revenue Bonds, Series A,
                 Weekly Reset VRDO*, 1.65%, 06/01/34 .................   VMIG1/A-1+       6,000,000
                                                                                      -------------
               WASHINGTON (3.8%)
   6,000,000   Seattle, WA Water System Revenue Bonds, Series A,
                 Weekly Reset VRDO*, LOC: Bayerische
                 Landesbank, 1.68%, 03/01/32 .........................   VMIG1/A-1+       6,000,000
                                                                                      -------------
                 Total Investments (Amortized Cost
                   $155,790,000) (a) .................................    100.0%        155,790,000
                 Other assets less liabilities .......................      0.0              34,450
                                                                          -----       -------------
                 Net assets ..........................................    100.0%      $ 155,824,450
                                                                          =====       =============

* Variable rate demand obligation (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(a) Cost for Federal tax purposes is identical.

PORTFOLIO ABBREVIATIONS:
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NR - Not Rated
SPA - Standby Bond Purchase Agreement
VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

    FACE
   AMOUNT      U.S. GOVERNMENT AGENCIES (98.1%)                                           VALUE
------------   -----------------------------------------------------------------      -------------
               FEDERAL FARM CREDIT BANK (10.0%)
$ 80,000,000   1.65%, 10/01/04 .................................................      $  80,000,000
  12,000,000   1.02%, 10/12/04 .................................................         11,996,260
                                                                                      -------------
                                                                                         91,996,260
                                                                                      -------------
               FEDERAL HOME LOAN BANK (88.1%)
  50,000,000   1.54%, 10/01/04 .................................................         50,000,000
  95,000,000   1.51%, 10/06/04 .................................................         94,980,075
  90,000,000   1.63%, 10/08/04 .................................................         89,971,475
  95,000,000   1.54%, 10/20/04 .................................................         94,922,786
  90,000,000   1.74%, 10/22/04 .................................................         89,908,650
  95,000,000   1.56%, 10/27/04 .................................................         94,893,310
  85,000,000   1.54%, 10/29/04 .................................................         84,898,189
  50,000,000   1.71%, 11/01/04 .................................................         49,926,375
  90,000,000   1.63%, 11/19/04 .................................................         89,800,938
  25,000,000   1.74%, 12/01/04 .................................................         24,926,292
  30,000,000   1.68%, 12/03/04 .................................................         29,911,800
  12,000,000   1.67%, 12/08/04 .................................................         11,962,260
                                                                                      -------------
                                                                                        806,102,150
                                                                                      -------------
                   Total U.S. Government Agencies ..............................        898,098,410
                                                                                      -------------

   SHARES      INVESTMENT COMPANY (2.0%)
------------   -----------------------------------------------------------------
  18,270,460   One Group Government Money Market Fund,
                 Institutional Shares ..........................................         18,270,460
                                                                                      -------------

                   Total Investments
                     (Amortized Cost $916,368,870) (a) ..............   100.1%          916,368,870
                   Other assets less liabilities ....................    (0.1)           (1,025,029)
                                                                        -----         -------------
                   Net assets .......................................   100.0%        $ 915,343,841
                                                                        =====         =============

(a) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         CASH           TAX-FREE         GOVERNMENT
                                                                         FUND             FUND              FUND
                                                                     ------------    -------------     -------------
ASSETS:
   Investments at value and amortized cost (note 2) .............    $466,205,883    $ 155,790,000     $ 916,368,870
   Cash .........................................................              --              412                --
   Interest receivable ..........................................         235,295          226,975            12,831
   Other assets .................................................          31,304           11,867            62,422
                                                                     ------------    -------------     -------------
      Total Assets ..............................................     466,472,482      156,029,254       916,444,123
                                                                     ------------    -------------     -------------
LIABILITIES:
   Dividends payable ............................................         436,800          137,461           809,864
   Adviser and Administrator fees payable .......................          98,254           20,036           138,034
   Distribution fees payable ....................................          26,030           12,754           101,674
   Accrued expenses .............................................          60,247           34,553            50,710
                                                                     ------------    -------------     -------------
      Total Liabilities .........................................         621,331          204,804         1,100,282
                                                                     ------------    -------------     -------------
   NET ASSETS ...................................................    $465,851,151    $ 155,824,450     $ 915,343,841
                                                                     ============    =============     =============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share ..................................    $  4,658,379    $   1,558,223     $   9,152,754
   Additional paid-in capital ...................................     461,179,334      154,353,587       906,122,828
   Undistributed (overdistributed) net investment income ........          13,438          (87,360)           68,263
   Accumulated net realized loss on investments .................              --               --                (4)
                                                                     ------------    -------------     -------------
                                                                     $465,851,151    $ 155,824,450     $ 915,343,841
                                                                     ============    =============     =============

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ................................................    $343,185,401    $ 104,983,112     $ 355,340,336
                                                                     ============    =============     =============
      Shares outstanding ........................................     343,404,192      104,981,654       355,311,002
                                                                     ============    =============     =============
      Net asset value per share .................................    $       1.00    $        1.00     $        1.00
                                                                     ============    =============     =============
   Service Shares Class:
      Net Assets ................................................    $122,665,750    $  50,841,338     $ 560,003,505
                                                                     ============    =============     =============
      Shares outstanding ........................................     122,433,749       50,840,615       559,964,442
                                                                     ============    =============     =============

      Net asset value per share .................................    $       1.00    $        1.00     $        1.00
                                                                     ============    =============     =============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                 CASH          TAX-FREE       GOVERNMENT
                                                                 FUND            FUND            FUND
                                                              -----------     -----------     -----------
INVESTMENT INCOME:
   Interest income .......................................    $ 2,638,714     $   925,813     $ 5,195,386
                                                              -----------     -----------     -----------
EXPENSES:
   Investment Advis er fees (note 3) .....................        744,960         246,637       1,381,382
   Administrator fees (note 3) ...........................        310,739          86,955         314,897
   Distribution fees (note 3) ............................        152,054          68,688         621,446
   Trustees' fees and expenses ...........................         43,303          24,430          61,138
   Insurance .............................................         22,151           8,421          43,287
   Legal fees ............................................         16,096          11,394          33,769
   Fund accounting fees ..................................         14,245          13,760          13,766
   Shareholders' reports .................................         13,619           2,376           8,731
   Registration fees and dues ............................         13,498           2,013           6,368
   Auditing and tax fees .................................         13,239          10,723          14,240
   Transfer and shareholder servicing agent fees .........          5,799           5,449           5,335
   Custodian fees ........................................          3,460           6,279           2,280
   Miscellaneous .........................................          3,228           4,009          18,510
                                                              -----------     -----------     -----------
   Total expenses ........................................      1,356,391         491,134       2,525,149

   Advisory fees contractual reduction (note 3) ..........       (491,568)       (191,909)       (997,133)
   Administrative fees contractual reduction (note 3) ....       (205,044)        (67,660)       (227,304)
   Expenses paid indirectly (note 5) .....................             --            (912)             --
                                                              -----------     -----------     -----------
   Net expenses ..........................................        659,779         230,653       1,300,712
                                                              -----------     -----------     -----------
Net investment income ....................................      1,978,935         695,160       3,894,674
Net realized gain (loss) from securities transactions ....             --              --              (4)
                                                              -----------     -----------     -----------
Net change in net assets resulting from operations .......    $ 1,978,935     $   695,160     $ 3,894,670
                                                              ===========     ===========     ===========

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                       CASH FUND                           TAX-FREE FUND
                                          -----------------------------------   -----------------------------------
                                          Six Months Ended                      Six Months Ended
                                            September 30,                         September 30,
                                                2004            Year Ended            2004            Year Ended
                                             (unaudited)      March 31, 2004       (unaudited)      March 31, 2004
                                          ----------------    ---------------   ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ................   $     1,978,935    $     3,803,973    $       695,160    $     1,201,018
  Net realized gain (loss)
    from securities transactions .......                --              1,319                 --                 38
                                           ---------------    ---------------    ---------------    ---------------
  Change in net assets
    resulting from operations ..........         1,978,935          3,805,292            695,160          1,201,056
                                           ---------------    ---------------    ---------------    ---------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ....................        (1,520,817)        (3,014,705)          (511,860)          (891,803)
    Service Shares .....................          (458,118)          (789,268)          (183,300)          (309,215)
                                           ---------------    ---------------    ---------------    ---------------
    Total dividends to shareholders
    from net investment income .........        (1,978,935)        (3,803,973)          (695,160)        (1,201,018)
                                           ---------------    ---------------    ---------------    ---------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
  Original Shares ......................       442,351,639        710,757,056        114,692,751        127,920,769
  Service Shares .......................       204,620,554        356,252,712         37,174,698         63,986,710
                                           ---------------    ---------------    ---------------    ---------------
                                               646,972,193      1,067,009,768        151,867,449        191,907,479
                                           ---------------    ---------------    ---------------    ---------------

  Reinvested dividends:
  Original Shares ......................            37,490             61,263             27,200             69,733
  Service Shares .......................           426,238            802,624            166,348            320,397
                                           ---------------    ---------------    ---------------    ---------------
                                                   463,728            863,887            193,548            390,130
                                           ---------------    ---------------    ---------------    ---------------

  Cost of shares redeemed:
  Original Shares ......................      (386,232,990)      (784,672,808)      (108,520,598)      (159,333,530)
  Service Shares .......................      (201,563,060)      (361,048,456)       (36,161,705)       (70,987,619)
                                           ---------------    ---------------    ---------------    ---------------
                                              (587,796,050)    (1,145,721,264)      (144,682,303)      (230,321,149)
                                           ---------------    ---------------    ---------------    ---------------
Change in net assets
  from capital share transactions ......        59,639,871        (77,847,609)         7,378,694        (38,023,540)
                                           ---------------    ---------------    ---------------    ---------------
  Total change in net assets ...........        59,639,871        (77,846,290)         7,378,694        (38,023,502)

NET ASSETS:
  Beginning of period ..................       406,211,280        484,057,570        148,445,756        186,469,258
                                           ---------------    ---------------    ---------------    ---------------
  End of period ........................   $   465,851,151    $   406,211,280    $   155,824,450    $   148,445,756
                                           ===============    ===============    ===============    ===============

                                                     GOVERNMENT FUND
                                           -----------------------------------
                                           Six Months Ended
                                             September 30,
                                                2004            Year Ended
                                             (unaudited)       March 31, 2004
                                           ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ................    $     3,894,674    $     6,140,224
  Net realized gain (loss)
    from securities transactions .......                 (4)               421
                                            ---------------    ---------------
  Change in net assets
    resulting from operations ..........          3,894,670          6,140,645
                                            ---------------    ---------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ....................         (1,884,918)        (2,775,205)
    Service Shares .....................         (2,009,756)        (3,365,022)
                                            ---------------    ---------------
    Total dividends to shareholders
    from net investment income .........         (3,894,674)        (6,140,227)
                                            ---------------    ---------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
  Original Shares ......................        494,258,254      1,035,054,356
  Service Shares .......................      1,126,852,930      1,762,487,853
                                            ---------------    ---------------
                                              1,621,111,184      2,797,542,209
                                            ---------------    ---------------

  Reinvested dividends:
  Original Shares ......................             11,573             46,240
  Service Shares .......................          1,853,189          3,380,896
                                            ---------------    ---------------
                                                  1,864,762          3,427,136
                                            ---------------    ---------------

  Cost of shares redeemed:
  Original Shares ......................       (402,394,170)    (1,041,701,880)
  Service Shares .......................     (1,143,780,523)    (1,638,518,517)
                                            ---------------    ---------------
                                             (1,546,174,693)    (2,680,220,397)
                                            ---------------    ---------------
Change in net assets
  from capital share transactions ......         76,801,253        120,748,948
                                            ---------------    ---------------
  Total change in net assets ...........         76,801,249        120,749,366

NET ASSETS:
  Beginning of period ..................        838,542,592        717,793,226
                                            ---------------    ---------------
  End of period ........................    $   915,343,841    $   838,542,592
                                            ===============    ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.    ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

            Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

            Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

            Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis.

      For the period April 1, 2002 through September 30, 2004, advisory and administrative fees have been contractually reduced (see ii above) due to the low interest rate environment. For the six months ended September 30, 2004:

            Cash Fund incurred advisory and administration fees of $744,960 and $310,739; due to the expense limitation, such fees were reduced by $491,568 and $205,044, respectively.

            Tax-Free Fund incurred advisory and administration fees of $246,637 and $86,955; due to the expense limitation, such fees were reduced by $191,909 and $67,660, respectively.

            Government  Fund  incurred  advisory  and  administration   fees  of
            $1,381,382 and $314,897; due to the expense limitation, such fees were reduced by $997,133 and $227,304, respectively.

b)    DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

      Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.  (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2004, the following amounts were accrued for legal fees: Cash Fund $16,096; Tax-Free Fund $11,394; Government Fund $33,769. Of these amounts, $14,767, $10,997 and $32,085, respectively, were allocable to Hollyer Brady Barrett &Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5.    EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6.    PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7.    INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions paid during 2004 and 2003 were as follows:

                                      CASH FUND                  TAX-FREE FUND                 GOVERNMENT FUND
                             --------------------------    --------------------------    --------------------------
                                 2004           2003           2004           2003           2004           2003
                             -----------    -----------    -----------    -----------    -----------    -----------
Net tax-exempt income ...    $        --    $        --    $ 1,201,018    $ 1,772,705    $        --    $        --
Ordinary income .........      3,508,396      6,248,680         37,174             12      5,586,258      8,577,138
Capital gain ............             --             --             --             --             --             --
                             -----------    -----------    -----------    -----------    -----------    -----------
Total ...................    $ 3,508,396    $ 6,248,680    $ 1,238,192    $ 1,772,717    $ 5,586,258    $ 8,577,138
                             ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2004, the components of distributable earning on a tax basis were as follows:

                                                         TAX-FREE     GOVERNMENT
                                          CASH FUND        FUND          FUND
                                          ----------    ----------    ----------
Undistributed ordinary income ........    $  296,896    $       --    $  554,387
Undistributed tax-exempt income ......            --            --            --
                                          ----------    ----------    ----------
                                          $  296,896    $       --    $  554,387
                                          ==========    ==========    ==========

      RECLASSIFICATION OF CAPITAL ACCOUNTS

      On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:

                                                        TAX-FREE     GOVERNMENT
                                         CASH FUND        FUND          FUND
                                         ----------    ----------    ----------
Paid-in Capital .......................  $       --    $  (37,136)   $       --
Undistributed net investment income ...       1,319        37,174           421
Accumulated net realized gain (loss) ..      (1,319)          (38)         (421)

      These reclassifications are primarily due to taxable distributions in excess of net investment income for the Tax-Free Fund and dividend redesignations for the Cash Fund and the Government Fund. Net assets are not affected by these changes.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ORIGINAL SHARES
                                                   ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                         Year Ended March 31,
                                                     9/30/04       ------------------------------------------------------
                                                   (unaudited)      2004        2003        2002        2001        2000
                                                   -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................      .005          0.01        0.01        0.03        0.06        0.05
                                                     ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........     (.005)        (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
                                                     ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ======        ======      ======      ======      ======      ======
Total return ....................................      0.50%*        0.90%       1.35%       2.52%       5.90%       4.89%

Ratios/supplemental data
   Net assets, end of period (in millions) ......    $  343        $  287      $  361      $  353      $  364      $  513
   Ratio of expenses to average net assets ......      0.24%**       0.21%       0.36%       0.58%       0.57%       0.56%
   Ratio of net investment income to
      average net assets ........................      1.01%**       0.90%       1.34%       2.51%       5.77%       4.80%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......      0.57%**       0.57%       0.58%         --          --          --
   Ratio of net investment income to
      average net assets ........................      0.68%**       0.54%       1.12%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......      0.24%**       0.21%       0.36%       0.57%       0.57%       0.56%

                                                                                  SERVICE SHARES
                                                     ----------------------------------------------------------------------
                                                      Six Months
                                                        Ended                         Year Ended March 31,
                                                       9/30/04       ------------------------------------------------------
                                                     (unaudited)      2004        2003        2002        2001        2000
                                                     -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................       0.004          0.01        0.01        0.02        0.05        0.05
                                                       ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........      (0.004)        (0.01)      (0.01)      (0.02)      (0.05)      (0.05)
                                                       ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ======        ======      ======      ======      ======      ======
Total return ....................................        0.38%*        0.65%       1.09%       2.27%       5.63%       4.63%

Ratios/supplemental data
   Net assets, end of period (in millions) ......      $  123        $  119      $  123      $  146      $  221      $  174
   Ratio of expenses to average net assets ......        0.49%**       0.46%       0.61%       0.83%       0.82%       0.81%
   Ratio of net investment income to
      average net assets ........................        0.75%**       0.65%       1.10%       2.36%       5.49%       4.53%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......        0.82%**       0.82%       0.83%         --          --          --
   Ratio of net investment income to
      average net assets ........................        0.42%**       0.29%       0.88%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.49%**       0.46%       0.61%       0.82%       0.82%       0.81%

----------
*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ORIGINAL SHARES
                                                   ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                         Year Ended March 31,
                                                     9/30/04       ------------------------------------------------------
                                                   (unaudited)      2004        2003        2002        2001        2000
                                                   -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................     0.005          0.01        0.01        0.02        0.04        0.03
                                                     ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........    (0.005)        (0.01)      (0.01)      (0.02)      (0.04)      (0.03)
                                                     ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ======        ======      ======      ======      ======      ======
Total return ....................................      0.46%*        0.84%       1.15%       2.00%       3.58%       2.95%
Ratios/supplemental data
   Net assets, end of period (in millions) ......    $  105        $   99      $  130      $  100      $  101      $  100
   Ratio of expenses to average net assets ......      0.20%**       0.17%       0.28%       0.51%       0.53%       0.52%
   Ratio of net investment income to
      average net assets ........................      0.91%**       0.84%       1.13%       1.94%       3.50%       2.93%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......      0.51%**       0.52%       0.50%         --          --          --
   Ratio of net investment income to
      average net assets ........................      0.60%**       0.50%       0.90%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .........      0.19%**       0.17%       0.27%       0.51%       0.53%       0.52%

                                                                                  SERVICE SHARES
                                                     ----------------------------------------------------------------------
                                                      Six Months
                                                        Ended                         Year Ended March 31,
                                                       9/30/04       ------------------------------------------------------
                                                     (unaudited)      2004        2003        2002        2001        2000
                                                     -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................       0.003          0.01        0.01        0.02        0.03        0.03
                                                       ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........      (0.003)        (0.01)      (0.01)      (0.02)      (0.03)      (0.03)
                                                       ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ======        ======      ======      ======      ======      ======
Total return ....................................        0.34%*        0.59%       0.90%       1.75%       3.32%       2.70%
Ratios/supplemental data
   Net assets, end of period (in millions) ......      $   51        $   50      $   56      $   52      $   54      $   51
   Ratio of expenses to average net assets ......        0.45%**       0.42%       0.53%       0.77%       0.78%       0.77%
   Ratio of net investment income to
      average net assets ........................        0.67%**       0.59%       0.89%       1.77%       3.26%       2.66%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......        0.76%**       0.77%       0.76%         --          --          --
   Ratio of net investment income to
      average net assets ........................        0.35%**       0.25%       0.66%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .........        0.44%**       0.42%       0.52%       0.77%       0.78%       0.77%

----------
*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ORIGINAL SHARES
                                                   ----------------------------------------------------------------------
                                                    Six Months
                                                      Ended                         Year Ended March 31,
                                                     9/30/04       ------------------------------------------------------
                                                   (unaudited)      2004        2003        2002        2001        2000
                                                   -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................     0.005          0.01        0.01        0.03        0.06        0.05
                                                     ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........    (0.005)        (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
                                                     ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................    $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                     ======        ======      ======      ======      ======      ======
Total return ....................................      0.53%*        0.96%       1.34%       2.73%       5.88%       4.83%

Ratios/supplemental data
   Net assets, end of period (in millions) ......    $  355        $  263      $  270      $  306      $  151      $  166
   Ratio of expenses to average net assets ......      0.16%**       0.11%       0.25%       0.45%       0.47%       0.49%
   Ratio of net investment income to
      average net assets ........................      1.07%**       0.96%       1.34%       2.47%       5.73%       4.73%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......      0.45%**       0.46%       0.46%         --          --          --
   Ratio of net investment income to
      average net assets ........................      0.79%**       0.62%       1.12%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......      0.16%**       0.11%       0.24%       0.45%       0.47%       0.49%

                                                                                  SERVICE SHARES
                                                     ----------------------------------------------------------------------
                                                      Six Months
                                                        Ended                         Year Ended March 31,
                                                       9/30/04       ------------------------------------------------------
                                                     (unaudited)      2004        2003        2002        2001        2000
                                                     -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ............      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ------        ------      ------      ------      ------      ------
Income from investment operations:
   Net investment income ........................       0.004          0.01        0.01        0.02        0.05        0.04
                                                       ------        ------      ------      ------      ------      ------
Less distributions:
   Dividends from net investment income .........      (0.004)        (0.01)      (0.01)      (0.02)      (0.05)      (0.04)
                                                       ------        ------      ------      ------      ------      ------
Net asset value, end of period ..................      $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                       ======        ======      ======      ======      ======      ======
Total return ....................................        0.40%*        0.71%       1.09%       2.48%       5.62%       4.56%

Ratios/supplemental data
   Net assets, end of period (in millions) ......      $  560        $  575      $  448      $  457      $  332      $  293
   Ratio of expenses to average net assets ......        0.41%**       0.36%       0.49%       0.70%       0.72%       0.74%
   Ratio of net investment income to
      average net assets ........................        0.81%**       0.71%       1.08%       2.39%       5.47%       4.50%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual cap on fees were (note 3):

   Ratio of expenses to average net assets ......        0.70%**       0.71%       0.71%         --          --          --
   Ratio of net investment income to
      average net assets ........................        0.52%**       0.36%       0.86%         --          --          --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.41%**       0.36%       0.49%       0.70%       0.72%       0.74%

----------
*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                     BEGINNING        ENDING        EXPENSES
                        ACTUAL        ACCOUNT         ACCOUNT      PAID DURING
                    TOTAL RETURN(1)    VALUE           VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares          0.50%         $1,000        $1,005.00         $1.21
Service Shares           0.38%         $1,000        $1,003.80         $2.46
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares          0.46%         $1,000        $1,004.60         $0.95
Service Shares           0.34%         $1,000        $1,003.40         $2.21
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares          0.53%         $1,000        $1,005.30         $0.80
Service Chares           0.40%         $1,000        $1,004.00         $2.06
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.24% AND 0.49%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.19% AND 0.44%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.16% AND 0.41%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                       HYPOTHETICAL
                        ANNUALIZED    BEGINNING        ENDING         EXPENSES
                          TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                          RETURN        VALUE           VALUE        THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares            5.00%        $1,000        $1,023.87         $1.22
Service Shares             5.00%        $1,000        $1,022.61         $2.48
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares            5.00%        $1,000        $1,024.12         $0.96
Service Shares             5.00%        $1,000        $1,022.86         $2.23
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares            5.00%        $1,000        $1,024.27         $0.81
Service Chares             5.00%        $1,000        $1,023.01         $2.08
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.24% AND 0.49%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.19% AND 0.44%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.16% AND 0.41%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each month.

      Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-228-7496.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES
                           Theodore T. Mason, Chairman
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                Diana P. Herrmann
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          CHAIRMAN EMERITUS AND FOUNDER
                                Lacy B. Herrmann

                                    OFFICERS
                   Diana P. Herrmann, Vice Chair and President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
              760 Moore Road o King of Prussia, Pennsylvania 19406

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                   757 Third Avenue o New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
December 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
December 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
December 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 6, 2004






CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.